Inventories - Narrative (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Inventories [Abstract]
Cost of goods sold to write-down certain inventories	$ 24	$ 19	$ 98	$ 41
Reversal of inventory write-down			$ 0